Background, Organization, and Summary of Significant Accounting Policies - Schedule of Capitalized and Debt Portion of AFUDC (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Debt portion	$ 3,202	$ 4,558	$ 3,264
Equity portion	4,724	4,161	3,627
AFUDC capitalized as part of utility plant	$ 7,926	$ 8,719	$ 6,891
AFUDC rate	5.51%	5.36%	5.85%